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For Internal Use Only
Sec File No. 9-

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SEC Mail Processing Section
NOV 29 2017
Washington DC 406

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Securities and Exchange Commission
Trading and Markets
NOV 29 2017
RECEIVED

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Nasdaq Stock Market LLC (traded pursuant to unlisted trading privileges)
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Open End Management Investment Company
3. Class of New Derivative Securities Product:
   Exchange Traded Fund
4. Name of Underlying Instrument:
   Solactive Most Favored Emerging Market Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
   EMEM
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Listed on: Bangkok, Bovespa, Bursa Malaysia, Indonesia, Istanbul Stock Exchange, Johannesburg Stock Exchange, Korea Stock Exchange, Mexican Stock Exchange, Moscow, National Stock Exchange Of India, Philippine Stock Exchange, Santiago Stock Exchange, Shanghai Stock Exchange, Shenzhen, Taiwan Stock Exchange, Warsaw
8. Position Limits of New Derivative Securities Product (if applicable):
   Regular way trades settle on T + 2 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
   N/A

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Colleen Steele

Title:
Assistant Corporate Secretary

17019555

Telephone Number:
301-978-8736

Manual Signature of Official Responsible for Form: [signature]

Date: **November 27, 2017**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 29 2017

SEC 2449 (6-01)